Earnings Per Unit (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Unit Reconciliation
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2013:
Net loss:
Allocated to units	$(221,885)
Allocated to participating securities	(1,301)
	$(223,186)
Net loss per unit:
Basic net loss per unit		233,176	$(0.96)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		233,176	$(0.96)

Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to participating securities	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		193,256	$(0.04)

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income:

	Net Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2013:
Net income:
Allocated to units	$345,157
Allocated to participating securities	(2,629)
	$342,528
Net income per unit:
Basic net income per unit		233,448	$1.47
Dilutive effect of unit equivalents		462	(0.01)
Diluted net income per unit		233,910	$1.46

Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to participating securities	(2,232)
	$234,854
Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—
Diluted net income per unit		198,160	$1.19

Six months ended June 30, 2013:
Net income:
Allocated to units	$123,272
Allocated to participating securities	(2,599)
	$120,673
Net income per unit:
Basic net income per unit		233,313	$0.52
Dilutive effect of unit equivalents		487	—
Diluted net income per unit		233,800	$0.52

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to participating securities	(2,735)
	$228,149
Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)
Diluted net income per unit		196,039	$1.16

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2012:
Net loss:
Allocated to units	$(386,616)
Allocated to unvested restricted units	(4,575)
	$(391,191)
Net loss per unit:
Basic net loss per unit		203,775	$(1.92)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		203,775	$(1.92)

Year ended December 31, 2011:
Net income:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Net income per unit:
Basic net income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted net income per unit		172,729	$2.51

Year ended December 31, 2010:
Net loss:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—
	$(114,288)
Net loss per unit:
Basic net loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		142,535	$(0.80)

Earnings Per Unit
Earnings Per Unit
Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2013:
Net loss:
Allocated to units	$(221,885)
Allocated to participating securities	(1,301)
	$(223,186)
Net loss per unit:
Basic net loss per unit		233,176	$(0.96)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		233,176	$(0.96)

Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to participating securities	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		193,256	$(0.04)

Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 5 million and 2 million unit options and warrants for the three months ended March 31, 2013, and March 31, 2012, respectively. All equivalent units were anti-dilutive for the three months ended March 31, 2013, and March 31, 2012.

Earnings Per Unit
Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income:

	Net Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2013:
Net income:
Allocated to units	$345,157
Allocated to participating securities	(2,629)
	$342,528
Net income per unit:
Basic net income per unit		233,448	$1.47
Dilutive effect of unit equivalents		462	(0.01)
Diluted net income per unit		233,910	$1.46

Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to participating securities	(2,232)
	$234,854
Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—
Diluted net income per unit		198,160	$1.19

Six months ended June 30, 2013:
Net income:
Allocated to units	$123,272
Allocated to participating securities	(2,599)
	$120,673
Net income per unit:
Basic net income per unit		233,313	$0.52
Dilutive effect of unit equivalents		487	—
Diluted net income per unit		233,800	$0.52

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to participating securities	(2,735)
	$228,149
Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)
Diluted net income per unit		196,039	$1.16

Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 3 million unit options and warrants for the three months and six months ended June 30, 2013. There were no anti-dilutive unit equivalents for the three months or six months ended June 30, 2012.

Earnings Per Unit
Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2012:
Net loss:
Allocated to units	$(386,616)
Allocated to unvested restricted units	(4,575)
	$(391,191)
Net loss per unit:
Basic net loss per unit		203,775	$(1.92)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		203,775	$(1.92)

Year ended December 31, 2011:
Net income:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Net income per unit:
Basic net income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted net income per unit		172,729	$2.51

Year ended December 31, 2010:
Net loss:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—
	$(114,288)
Net loss per unit:
Basic net loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		142,535	$(0.80)
Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 2 million unit options and warrants for each of the years ended December 31, 2012, and December 31, 2010. All equivalent units were anti-dilutive for the years ended December 31, 2012, and December 31, 2010, respectively. There were no anti-dilutive unit equivalents for the year ended December 31, 2011.